INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of deferred tax assets

The Company’s net deferred tax assets are as follows:

	As of December 31,
	2020	2019
Deferred tax asset
Organizational costs/Startup expenses	$1,568,202	$61,973

Total deferred tax asset	1,568,202	61,973
Valuation allowance	(1,568,202)	(61,973)

Deferred tax asset, net of allowance	$—	$—

Schedule of income tax provision

The income tax provision consists of the following:

	As of December 31,
	2020	2019
Federal
Current	$281,381	$317,902
Deferred	(1,115,020)	(61,973)
State
Current	$129,934	$—
Deferred	(391,209)	—
Change in valuation allowance	1,506,229	61,973

Income tax provision	$411,315	$317,902

Schedule of reconciliation of the federal income tax

A reconciliation of the federal income tax rate to the Company’s effective tax rate is as follows:

	As of December 31,
	2020	2019
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	7.0%	0.0%
Change in fair value of warrant liability	(26.2)%	0.0%
Change in valuation allowance	(2.5)%	5.1%
Income tax provision	(0.7)%	26.1%